Annual Total Returns - FidelityShort-TermBondIndexFund-PRO - FidelityShort-TermBondIndexFund-PRO - Fidelity Short-Term Bond Index Fund	Oct. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 18, 2017
Fidelity Short-Term Bond Index Fund
Bar Chart Table:
Annual Return 2018	1.14%
Annual Return 2019	4.95%
Annual Return 2020	4.68%
Annual Return 2021	(1.12%)
Annual Return 2022	(5.51%)